Related Parties - Schedule of Other Related Party Transactions (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Share based payment
Key management		$ 529,397		$ 904,861		$ 838,576
CFO Shares Alloted				364,014
Issue of additional shares
Issue of share capital				15,000
Issue of share premium				39,610,630
Bioceres S.A. [Member]
Expenses paid on behalf of the company
Expenses paid on behalf of the company						265,810
Bioceres LLC [Member]
Expenses paid on behalf of the company
Expenses paid on behalf of the company	[1]			238,121		156,760
Bioceres Crop Solutions Corp [Member]
Services provided by other companies
Services provided by other companies	[2]	7,600,000
Invim Corporativo S.L. [Member]
Services provided by other companies
Services provided by other companies	[3]	10,000,000
Ingenieria Metabolica S.A. [Member]
Services provided by other companies
Services provided by other companies		26,745		286		252
Instituto de Agrobiotecnologia Rosario [Member]
Services provided by other companies
Services provided by other companies		49,805	[4]	258,279	[4]	57,047
Agrality Inc [Member].
Services provided by other companies
Services provided by other companies	[5]			5,000		85,435
Future Foods B.V. [Member]
Services provided by other companies
Services provided by other companies	[6]	48,780		85,880		94,857
Union Group Ventures Limited [Member]
Services provided by other companies
Services provided by other companies	[7]					675,000
THEO I SCSp [Member]
Services provided by other companies
Services provided by other companies						$ 1,500,000

[1]	Expenses paid by Bioceres LLC on behalf of the Company.
[2]	On June 14, 2024, Moolec Science SA and Bioceres Crop Solutions Corp. (“BIOX”) signed an agreement under which BIOX sold 15,000 tons of HB4 soybean to Moolec Science SA for an amount of USD 6,600,000 payable in 2026. Later, on September 15, 2024 such payables were exchanged for a convertible note (see note 31). Additionally, on June 29, 2024, Moolec Science SA entered into an exclusive Technology Access License Agreement with BIOX for USD 1,000,000, granting Moolec science SA the right to use BIOX’s HB4 technology for a period of 5 years.
[3]	On October 15, 2023, Moolec Science has entered into an agreement to issue a convertible note due 2026 to Invim Corporativo S.L. As of June 30, 2024, the Company has received USD 10,000,000 related to such convertible note.
[4]	The Company entered into an agreement with INDEAR S.A. — Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.
[5]	The Company entered into an agreement with Agrality Inc, for the provision of services.
[6]	The Company entered into an agreement with Future Foods B.V. for the provision of services.
[7]	The Company entered into an agreement with Union Group Ventures Limited which accrues an interest expense.